Cover	Oct. 26, 2020	Aug. 06, 2020
Entity Information [Line Items]
Document Type		8-K
Entity Registrant Name		PAE INCORPORATED
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38643
Entity Tax Identification Number		82-3173473
Entity Address, Address Line One		7799 Leesburg Pike
Entity Address, Address Line Two		Suite 300 North
Entity Address, City or Town		Falls Church
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		22043
City Area Code		703
Local Phone Number		717-6000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001720821
Document Period End Date	Oct. 26, 2020
Class A Common Stock, $0.0001 par value
Entity Information [Line Items]
Title of 12(b) Security		Class A Common Stock, $0.0001 par value
Trading Symbol		PAE
Security Exchange Name		NASDAQ
Warrants
Entity Information [Line Items]
Title of 12(b) Security		Warrants
Trading Symbol		PAEWW
Security Exchange Name		NASDAQ